SHORT-TERM AND LONG-TERM DEBT	6 Months Ended
Jun. 30, 2024
Long-Term Debt, by Current and Noncurrent [Abstract]
SHORT-TERM AND LONG-TERM DEBT	SHORT-TERM AND LONG-TERM DEBT

(in thousands of $)	June 30, 2024	December 31, 2023
Short-term and long-term debt:
NOK700 million senior unsecured floating rate bonds due 2024	—	68,426
NOK600 million senior unsecured floating rate bonds due 2025	53,373	58,089
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	150,000
U.S. dollar denominated fixed rate debt due 2026	148,125	148,875
8.875% senior unsecured sustainability-linked bonds due 2027	150,000	150,000
8.25% senior unsecured sustainability-linked bonds due 2028	150,000	—
U.S. dollar denominated floating rate debt	914,201	1,014,842
Lease debt financing	733,522	573,456
Total debt principal	2,299,221	2,163,688
Less: Unamortized debt issuance costs	(16,337)	(16,942)
Less: Current portion of long-term debt	(570,992)	(432,918)
Total long-term debt	1,711,892	1,713,828

A significant portion of the Company’s outstanding debt will be due within one year of this report for which the Company has initiated discussions and negotiations with financial institutions regarding the refinancing of credit facilities maturing in 2024 and early 2025. Given the Company’s extensive history and successful track record in obtaining financing and refinancing, the Company believes that it will be able to secure the required refinancing of all such facilities prior to maturity.

Interest rate information:

	June 30, 2024	December 31, 2023
Weighted average interest rate on floating rate debt*	6.38%	6.49%
Weighted average interest rate on lease debt financing	5.49%	5.41%
Weighted average interest rate on fixed rate debt	8.40%	8.46%
Secured Overnight Financing Rate ("SOFR"), closing rate	5.33%	5.38%
Effective Federal Funds Rate ("EFFR"), closing rate	5.33%	5.33%
Norwegian Interbank Offered Rate ("NIBOR"), three-month, closing rate	4.73%	4.73%

*The weighted average interest rate is for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) which takes into consideration the effect of related interest rate and cross currency swaps.

Fixed Rate Debt and NOK Bonds

NOK700 million senior unsecured bonds due 2024

On June 4, 2019, the Company issued a senior unsecured bond totaling NOK700 million in the Norwegian credit market. The bonds bore quarterly interest at NIBOR plus a margin and were redeemable in full on June 4, 2024. During the six months ended June 30, 2024, the Company purchased and redeemed in full, the outstanding bond with principal amount of NOK695 million equivalent to $62.8 million, incurring a loss of $0.4 million on the transaction. The net amount outstanding as of December 31, 2023 was NOK695 million, equivalent to $68.4 million.
NOK600 million senior unsecured bonds due 2025

On January 21, 2020, the Company issued a senior unsecured bond totaling NOK600 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on January 21, 2025. During the six months ended June 30, 2024, the company purchased bonds with principal amounts totaling NOK20 million equivalent to $1.9 million. A loss of $0.0 million was recorded on the transaction. The net amount outstanding as of June 30, 2024 was NOK570 million equivalent to $53.4 million (December 31, 2023: NOK590 million, equivalent to $58.1 million).

8.25% senior unsecured sustainability-linked bonds due 2028

In April 2024, the Company issued a senior unsecured sustainability-linked bond totaling $150.0 million in the Nordic credit market. The bonds bear quarterly interest at a fixed rate of 8.25% per annum and are redeemable in full on April 19, 2028. The Company aims to reduce carbon emissions which is measured by improving its annual year on year Annual Efficiency Rating, based on fleet average, with at least 2% by 2026. The net amount outstanding as of June 30, 2024, was $150.0 million (December 31, 2023: $0.0 million).

U.S. dollar floating rate debt

The following table presents information on U.S. dollar floating rate debt facilities outstanding as of June 30, 2024 and December 31, 2023. The facilities bear interest at SOFR plus a margin, except the $60 million loan facility which bears interest at EFFR plus a margin.

U.S. dollar floating rate debt	Corporate guarantee	Draw-down date	No. of subsidiaries †	Approx. term	Balance outstanding as of ($'millions),
					June 30, 2024	December 31, 2023

$45 million secured term loan and revolving credit facility*	Full	2014	7	11	30.0	32.5
$20 million secured term loan facility*	Full	2014	2	10	—	12.0
$76 million secured term loan facility*	Part	2017	2	7	40.9	43.5
$175 million term loan facility*	Part	2020	4	5	99.3	108.7
$50 million senior secured credit facility*	Full	2020	1	4	32.5	35.0
$51 million term loan facility*	Part	2021	1	4	36.8	39.0
$51 million term loan facility*	Part	2021	1	4	37.9	40.1
$35 million term loan facility*	Part	2021	1	7	29.9	30.9
$107.3 million term loan facility*	Part	2021	3	5	92.6	95.7
$100 million term loan facility*	Part	2022	4	5	77.2	82.3
$23 million term loan facility*	Full	2022	2	2	14.9	17.3
$115 million term loan facility*	Part	2022	8	3	80.0	90.0
$144.6 million term loan facility*	Full	2023	4	3	131.8	136.9
$23.3 million term loan facility**	Full	2023	1	1	—	13.9
$23.3 million term loan facility**	Full	2023	1	1	—	18.6
$150 million senior secured term loan facility**	Full	2023	1	3	142.0	150.0
$8.4 million senior unsecured term loan facility***	—	2023	—	3	8.4	8.4
$60 million loan facility****	Part	2024	1	0	60.0	60.0
Total					914.2	1,014.8
† Number of wholly-owned subsidiaries which entered into the facility.
*These facilities are secured against the vessels owned by the subsidiaries that entered into the facility agreements. In addition, the facilities contain a minimum value covenant and covenants that require the Company to maintain certain minimum levels of free cash, working capital and adjusted book equity ratios.
** These facilities are secured against the pre-delivery contracts or rigs owned by the subsidiaries that entered into the facility agreements. In addition, the facilities contain covenants that require the Company to maintain certain minimum levels of free cash, working capital and adjusted book equity ratios.
***This facility was drawn down by the Company and contains covenants that requires the Company to maintain certain minimum levels of free cash, working capital and adjusted book equity ratios.
****In December 2021, one of our wholly-owned subsidiaries entered into a general share lending agreement and as of June 30, 2024, 11.8 million of the Company’s shares were in the custody of the bank. This facility provides up to $60.0 million cash collateral to us, callable at any time, pertinent to the shares lent. The facility is repayable on demand, by either party to the agreement.

Lease Debt Financing
Wholly-owned subsidiaries of the Company have entered into sale and leaseback transactions for the vessels that they own, through Japanese operating lease with call option financing structures. The vessels have been sold and leased back, with options to repurchase the vessels. These transactions did not qualify as sales under the U.S. GAAP sale and leaseback guidance and have thus been recorded as financing arrangements. The following table presents information on lease debt financing facilities outstanding as of June 30, 2024 and December 31, 2023.

Lease Debt Financing	Price of vessel sold and leased back ($' millions)	Lease start date	Approx. length of lease in years	First repurchase option	Balance outstanding as of ($'millions),
					June 30, 2024	December 31, 2023

$65 million lease debt financing	65.0	2021	6	2026	45.7	49.4
$65 million lease debt financing	65.0	2021	6	2026	45.9	49.5
$23.5 million lease debt financing	23.5	2022	3	2025	14.1	16.3
$25.3 million lease debt financing	25.3	2022	3	2025	15.7	18.0
$120 million lease debt financing	120.0	2022	8	2029	103.2	108.4
$120 million lease debt financing	120.0	2022	8	2029	104.6	109.7
$45 million lease debt financing	45.0	2023	5	2028	39.2	41.7
$38.5 million lease debt financing	38.5	2023	9	2028	36.0	37.3
$72.2 million lease debt financing	72.2	2023	12	2033	69.5	71.2
$72.2 million lease debt financing	72.2	2023	12	2033	70.2	72.0
$77.5 million lease debt financing	77.5	2024	12	2033	75.8	—
$77.5 million lease debt financing	77.5	2024	12	2033	76.6	—
$37 million lease debt financing	37.0	2024	8	2028	37.0	—
Total					733.5	573.5